Financial Statement Schedule I - STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net income	$ 363,634	$ 298,555	$ 109,876
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	307,040	234,559	282,769
Accretion of convertible notes	2,145	1,302	1,461
Loss (gain) on disposal of property, plant and equipment	(5,342)	(4,259)	83
Loss (gain) on change in fair value of derivatives	27,504	44,489	(23,785)
Allowance for credit losses	12,014	5,773	7,615
Share-based compensation	55,335	9,370	8,808
Deferred taxes	(17,908)	16,908	(67,386)
Changes in operating assets and liabilities:
Accounts receivable trade	58,985	(357,276)	(284,785)
Amounts due from subsidiaries	9,210	(4,451)	(68,912)
Prepaid expenses and other current assets	(22,277)	151,663	(85,754)
Other non-current assets	(33,597)	(17,350)	20,357
Accounts payable	13,115	351,535	11,023
Amounts due from subsidiaries	427	(54)	(171)
Liability for uncertain tax positions	(29)	(1,718)	(7,281)
Net settlement of derivatives	(39,133)	(31,851)	31,886
Net cash provided by (used in) operating activities	684,615	916,631	(408,254)
Investing activities:
Net cash used in investing activities	(1,671,416)	(630,488)	(429,570)
Financing activities:
Net proceeds from issuance of common shares			148,510
Proceeds from changes in ownership interests in subsidiaries without change of control	5,910	15,109	10,003
Net cash provided by financing activities	2,052,828	428,639	614,071
Effect of exchange rate changes	(89,098)	(179,561)	18,320
Net increase (decrease) in cash, cash equivalents and restricted cash	976,929	535,221	(205,433)
Cash, cash equivalents and restricted cash at the beginning of the year	1,969,503	1,434,282
Cash, cash equivalents and restricted cash at the end of the year	2,946,432	1,969,503	1,434,282
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	121,665	76,511	71,006
Parent Company | Reportable legal entities
Operating activities:
Net income	274,187	239,968	95,248
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization			150
Accretion of convertible notes	1,447	1,302	1,461
Loss (gain) on change in fair value of derivatives	1,535	844	(4,043)
Equity in earnings of subsidiaries	(319,325)	(246,382)	(101,385)
Share-based compensation	28,410	9,370	8,808
Deferred taxes	5,180	3,319	805
Changes in operating assets and liabilities:
Amounts due from subsidiaries	245,001	10,990	(206,892)
Prepaid expenses and other current assets	(1,594)	(7,900)	17,353
Other non-current assets		10	(4,907)
Amounts due from subsidiaries	(232,650)	38,610	(42,224)
Other current liabilities	4,377	(1,154)	(27,293)
Liability for uncertain tax positions	(28)	(1,702)	(5,915)
Net settlement of derivatives	(859)	439	4,633
Net cash provided by (used in) operating activities	5,681	47,714	(264,201)
Investing activities:
Investments in subsidiaries	(22,164)	(65,421)	(138,456)
Investments in affiliates		(990)	(5,273)
Loans to subsidiaries	(62,226)	(122,050)	(201,192)
Repayment of loans from subsidiaries	69,150	172,573	253,816
Net cash used in investing activities	(15,240)	(15,888)	(91,105)
Financing activities:
Proceeds from (repayment of) short-term borrowings			(80,000)
Repayment of loan from subsidiary		(49,554)
Loans from a subsidiaries			280,000
Net proceeds from issuance of common shares			148,510
Net cash provided by financing activities		(49,554)	348,510
Effect of exchange rate changes	(5,460)	5,957	(797)
Net increase (decrease) in cash, cash equivalents and restricted cash	(15,019)	(11,771)	(7,593)
Cash, cash equivalents and restricted cash at the beginning of the year	15,661	27,432	35,025
Cash, cash equivalents and restricted cash at the end of the year	642	15,661	27,432
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	$ 11,586	$ 30,521	$ 20,272